Taxation (Details) - Schedule of Provision for Income Taxes and the Provision at the PRC - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision for Income Taxes and the Provision at the PRC [Abstract]
Income/(Loss) before income tax expenses	$ 589,019	$ 308,331	$ (2,022,836)
Computed income tax expense with statutory tax rate	(147,255)	(77,083)	505,709
Tax effect of non-deductible items	(10,674)	(711)	(1,835)
Changes in valuation allowance		(3)	(18,779)
Write-off of net operating losses carried forward	(72,665)
Effect of preferential tax rate	282,060	49,031	(354,840)
Income tax benefit/(expense)	$ 51,466	$ (28,766)	$ 130,255